UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number:	811-2591

Name of Registrant:	RiverSource Money Market Series, Inc.

Address of Principal Executive Offices:	225 Franklin Street
Boston, Massachusetts 02110

Name and address of agent of service:	Scott R. Plummer
Columbia Management Investment Advisers, LLC
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Registrant’s telephone number including area code: 612-671-1947

Date of fiscal year end:	7/31

Date of reporting period:	07/01/2010 – 03/07/2011*

* Through the Merger Date for the merged Fund as noted below.

Fund	Notes
Columbia Money Market Fund	Prior to 09/27/2010, the Fund was known as RiverSource Cash Management Fund. On 03/07/2011 (the Merger Date), the Fund merged into a series of the same name of Columbia Funds Series Trust II.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02591

Reporting Period: 07/01/2010 - 03/07/2011

RiverSource Money Market Series, Inc.

Item 1. Proxy Voting Record

======================= COLUMBIA MONEY MARKET FUND =======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Money Market Series, Inc.

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 19, 2011

* Print the name and title of each signing officer under his or her signature.